ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Jan. 03, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

13.    ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Total accumulated other comprehensive income was $0.9 million as of January 3, 2021 and $1.4 million as of December 29, 2019. Total accumulated other comprehensive (loss) income consists solely of unrealized gains (losses) from the Company’s derivative financial instruments accounted for as cash flow hedges.

Changes to the balance in accumulated other comprehensive (loss) income were as follows:

Predecessor
(in thousands)	Gains/(Losses) on Cash Flow Hedges
Balance as of December 30, 2018	$—
Unrealized gain on cash flow hedges	1,408
Balance as of December 29, 2019	1,408
Unrealized loss on cash flow hedges	(7,463)
Balance as of August 28, 2020	$(6,055)

Successor
(in thousands)	Gain on Cash Flow Hedges
Balance as of August 29, 2020	$—
Unrealized gain on cash flow hedges	924
Balance as of January 3, 2021	$924